CYPRESSTREE

Senior
Floating Rate

Fund

  Annual Report
December 31, 1999

Audited Financial Statements

[LOGO OF CYPRESSTREE INVESTMENTS]

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
President's Message
--------------------------------------------------------------------------------

February 18, 2000

Dear Shareholder:

We are pleased to report, that despite a difficult year in the bond market, 1999 proved to be a good year for senior loans. Strong economic growth, a low unemployment rate and higher commodity prices gave rise to fears of accelerating inflation fueled by the Federal Reserve Board which raised the federal funds rate three times--each time by 0.25%. At the end of 1999, the yield on the bellwether 30-year Treasury bond reached 6.48%, up from 5% at the beginning of the year. As yields rose, bond prices declined. By contrast, because the interest rates on senior loans adjust regularly (unlike bonds), loan funds have historically been able to maintain a relatively stable share price--regardless of interest rate fluctuations. This relative stability, coupled with favorable credit characteristics resulted in performance that outpaced most other traditional fixed-income securities, many of which generated negative returns for the year.

For the twelve-month period ended December 31, 1999, the CypressTree Senior Floating Rate Fund returned 7.16%. In comparison, the Fund's benchmark, the DLJ Leveraged Loan Index returned 5.10% for the same period. The Fund's net asset value (NAV) fluctuated by only five cents during 1999, beginning and ending the year with an NAV of $9.93 while consistently utilizing an independent valuation methodology. A strong credit profile and little exposure to the troubled healthcare sector were the key contributors to the Fund's positive performance. At year-end, the Fund's assets were diversified among 97 issuers in 26 industries.

The concerns that held back the performance of the fixed-income markets during 1999 are likely to persist in 2000. Economic growth shows no signs of slowing, employment rates remain high and the Federal Reserve Board has already raised the federal funds rate another 0.25%. Nevertheless, we are optimistic about the potential for senior loans in the months ahead. While interest rates may continue to rise, we believe their relatively small incremental increases will not be dramatic enough to have a negative impact on the earnings and debt service capacity of the companies in which the Fund invests. As we move into 2000, we expect the level of merger and acquisition activity to rise, resulting in firmer loan prices and attractive new investment opportunities.

We believe that volatility across the financial markets will be at above-average levels during 2000. Therefore, an investment strategy that continues to emphasize credit selection and risk management will play a crucial role in the performance of the senior loans we add to the Fund. In the year ahead, we are confident that investors will continue to view senior loan funds as attractive defensive investments.

At CypressTree we are committed to being available whenever you need us. If you have any questions about your investment, recent market activity or investing in general, please call our dedicated shareholder services team at 1-800-860-5575, 9 AM to 6 PM Eastern Standard time. We also encourage you to visit our web site at www.cypresstreeinvestments.com.

Thank you for your continued support of the CypressTree Senior Floating Rate Fund. We look forward to serving your investment needs in the year ahead.

Sincerely,

/s/ Bradford K. Gallagher

Bradford K. Gallagher
President, CypressTree Senior Floating Rate Fund

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Board of Directors and Shareholders of CypressTree Senior Floating Rate Fund, Inc:

We have audited the accompanying statement of assets and liabilities of CypressTree Senior Floating Rate Fund, Inc ("the Fund"), including the portfolio of investments, as of December 31, 1999, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for the period from April 6, 1998 (commencement of operations) through December 31, 1998, and for year ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CypressTree Senior Floating Rate Fund, Inc. as of December 31, 1999, the results of its operations and its cash flows for the year then ended, the changes in its net assets and the financial highlights for the period from April 6, 1998 (commencement of operations) through December 31, 1998, and for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Boston, Massachusetts
February 22, 1999

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------


                                                                         Maturity
Industry                       Description                    Type         Date         Par           Value
---------------  ---------------------------------------   -----------  ----------  ------------  -------------
LOANS - 78.5%
Aerospace & Defense - 1.6%
                 K&F Industries Inc                        BTL-B          10/15/05   $   906,104    $   904,689
                 United Defense Corp                       BTL-B          10/06/05       202,755        201,171
                 United Defense Corp                       BTL-C          10/06/06       313,978        311,525
                                                                                                    -----------
                                                                                                      1,417,385
Automobile - 6.4%
                 ACX Technologies Inc                      Bridge         08/02/00       703,125        704,033
                 American Axle & Manufacturing             BTL-B          04/30/06       750,000        748,637
                 Collins & Aikman Corp                     BTL-B          06/30/05       242,000        240,109
                 Collins & Aikman Corp                     BTL-C          12/31/05       247,500        246,340
                 CSK Auto Inc                              BTL-B-2        10/31/03     1,000,000        995,000
                 Dura Automotive Systems Inc               BTL-B          03/31/06       500,000        500,729
                 Environmental Systems Products            BTL-B          09/30/05       247,500        239,456
                 Holdings Inc
                 Exide Corp                                BTL-B          03/18/05       248,227        246,986
                 Federal Mogul Corp                        BTL-B          12/18/07       500,000        499,621
                 J.L. French Automotive Castings Inc       BTL-B          10/21/06       394,737        395,559
                 Tenneco Automotive                        BTL-B          10/15/07       500,000        503,125
                 Tenneco Automotive                        BTL-C          04/15/08       500,000        503,125
                                                                                                    -----------
                                                                                                      5,822,720
Beverages, Food & Tobacco - 1.9%
                 Aurora Foods Inc                          BTL-A          06/30/05       147,043        146,859
                 Aurora Foods Inc                          BTL-B          09/30/06     1,099,156      1,102,362
                 B&G Foods Inc                             BTL-B          03/31/06       500,000        499,063
                                                                                                    -----------
                                                                                                      1,748,284
Broadcasting - 2.5%
                 Benedek Broadcasting Corp                 BTL-B          11/20/07       500,000        499,792
                 Emmis Communications Corp                 BTL-B          02/28/07     1,000,000      1,000,375
                 Muzak LLC                                 BTL-B          12/31/06       500,000        500,938
                 Telemundo Group Inc                       BTL-B          02/28/06       250,000        248,125
                                                                                                    -----------
                                                                                                      2,249,230
Buildings & Real Estate - 3.3%
                 Atrium Companies Inc                      BTL-B          06/30/05        75,268         75,080
                 Atrium Companies Inc                      BTL-C          06/30/06       107,917        107,647
                 ClubCorp Inc                              BTL-B          03/24/07     1,000,000      1,002,500
                 Dal-Tile Intern'l                         BTL-B          12/31/03       250,000        246,875
                 Pebble Beach Co                           BTL-B          07/30/06       598,909        601,030
                 Prison Realty Corp                        BTL            12/31/02       247,500        245,876
                 Tapco International Corporation           BTL-B          06/23/07       467,578        467,286
                 Tapco International Corporation           BTL-C          06/23/08       280,547        280,372
                                                                                                    -----------
                                                                                                      3,026,666
Chemicals, Plastics & Rubber - 3.2%
                 Hexcel Corp                               BTL-B          09/14/05       768,781        762,535
                 Huntsman ICI Chemicals LLC                BTL-B          06/30/07       416,667        418,750

   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------


                                                                         Maturity
Industry                       Description                    Type         Date         Par           Value
---------------  ---------------------------------------   -----------  ----------  ------------  -------------
Chemicals, Plastics & Rubber - continued
                 Huntsman ICI Chemicals LLC                BTL-C          06/30/08   $   416,667    $   418,750
                 Huntsman Packaging Corp                   BTL-B          06/30/06       245,000        243,804
                 Lyondell Petrochemical Co                 BTL-B          06/30/05       453,749        458,724
                 Lyondell Petrochemical Co                 BTL-E          06/30/06       543,997        556,431
                                                                                                    -----------
                                                                                                      2,858,994
Containers, Packaging & Glass - 5.1%
                 Graham Packaging Co                       BTL-B          01/31/06       262,863        262,722
                 Graham Packaging Co                       BTL-C 1        01/31/07       217,800        217,562
                 Graham Packaging Co                       BTL-C 2        01/31/07       513,716        513,202
                 Jefferson Smurfit                         BTL-B          03/31/06        31,945         32,018
                 Packaging Corporation of America          BTL-B          04/12/07       281,663        283,191
                 Packaging Corporation of America          BTL-C          04/12/08       281,663        283,191
                 RIC/Riverwood International               BTL-A          02/28/03     1,000,000        996,583
                 RIC/Riverwood International               BTL-B          02/28/04       356,544        357,496
                 RIC/Riverwood International               BTL-C          08/28/04       643,455        645,320
                 Stone Container                           BTL-D          10/01/03       996,762        999,819
                                                                                                    -----------
                                                                                                      4,591,104
Diversified & Conglomerate Manufacturing - 7.8%
                 Alliance Laundry Systems LLC              BTL-B          06/30/05       250,000        249,219
                 CII Carbon LLC                            Hybrid TL      06/30/08       211,467        211,203
                 General Cable Corporation                 BTL-B          05/27/07       671,015        671,295
                 GenTek Inc                                BTL-B          04/30/07       248,751        249,373
                 Goodman Manufacturing Co LP               BTL-B          07/31/05       248,743        246,333
                 Mueller Group Inc                         BTL-B          08/16/06       622,498        624,962
                 Mueller Group Inc                         BTL-C          08/16/07       622,498        624,962
                 SPX Corp                                  BTL-B          09/30/06       692,708        695,998
                 Terex Corporation                         BTL-C          03/06/06       750,001        751,759
                 infoUSA Inc                               BTL-B          06/30/06     1,000,000        997,500
                 United Rentals Inc                        BTL-B          06/30/05     1,000,000        995,000
                 United Rentals Inc                        BTL-C          06/30/06       750,000        747,891
                                                                                                    -----------
                                                                                                      7,065,495
Ecological - 4.9%
                 Allied Waste Industries                   BTL-B          07/21/06       340,909        332,822
                 Allied Waste Industries                   BTL-C          07/21/07       409,091        399,386
                 Internationall Technology Corp            BTL-B          06/11/06     1,484,900      1,481,187
                 Laidlaw Environmental Services            BTL-A          04/03/04       240,327        238,995
                 Laidlaw Environmental Services            BTL-B          04/03/05       498,734        500,137
                 Laidlaw Environmental Services            BTL-C          04/03/06       498,734        500,137
                 Stericycle Inc                            BTL-B          11/10/06     1,000,000      1,004,375
                                                                                                    -----------
                                                                                                      4,457,039
Electronics - 3.8%
                 Dynamic Details Inc.                      BTL-B          04/22/05       248,500        244,928
                 Intersil Corp                             BTL-B          06/30/05     1,000,000      1,004,167

   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------


                                                                         Maturity
Industry                       Description                    Type         Date         Par           Value
---------------  ---------------------------------------   -----------  ----------  ------------  -------------

Electronics -- continued
                 Knowles Electronics                       BTL-B          01/29/07   $ 1,000,000    $   999,688
                 Semiconductor Components Industries LLC   BTL-B          08/04/06       361,111        361,450
                 Semiconductor Components Industries LLC   BTL-C          08/04/07       388,889        389,254
                 Viasystems Group Inc                      BTL-B          06/30/06       499,570        442,119
                                                                                                    -----------
                                                                                                      3,441,606
Finance - 0.5%
                 Bridge Information Systems Inc            BTL-B          05/29/05       497,500        472,625
                                                                                                    -----------

Grocery- 1.0%
                 Pathmark Stores Inc                       BTL-B          12/15/01       999,159        937,511
                                                                                                    -----------

Healthcare, Education & Childcare - 4.3%
                 Dade Behring Inc                          BTL-B          06/30/06       622,187        624,002
                 Dade Behring Inc                          BTL-C          06/30/07       622,187        624,002
                 Hanger Orthopedic Group                   BTL-B          01/01/08       500,000        502,396
                 King Pharmaceuticals Inc                  BTL-B          12/22/06       982,519        985,077
                 Quest Diagnostics Inc                     Bridge         08/16/01       953,488        950,211
                 Stryker Corp                              BTL-B          12/04/05       148,651        149,116
                 Stryker Corp                              BTL-C          12/04/06        69,179         69,395
                                                                                                    -----------
                                                                                                      3,904,199
Home & Office Furniture, Housewares & Durable Consumer Products - 1.3%
                 Felcor Lodging Trust                      BTL-B          03/31/04       500,000        497,500
                 Shop Vac Corp                             BTL-B          06/30/07       625,000        625,586
                                                                                                    -----------
                                                                                                      1,123,086
Hotels, Motels, Inns & Gaming - 1.9%
                                                           Tranche
                 Starwood Hotels & Resorts Trust           Two Loan       02/23/03     1,000,000      1,000,000

                 Wyndham International Inc                 BTL-B          06/30/06       750,000        735,938
                                                                                                    -----------
                                                                                                      1,735,938
Insurance - 0.5%
                 Willis Corroon Group plc                  BTL-B          11/19/06       261,154        261,480
                 Willis Corroon Group plc                  BTL-C          11/19/07       111,923        112,168
                 Willis Corroon Group plc                  BTL-D          05/19/08       111,923        112,168
                                                                                                    -----------
                                                                                                        485,816
Leisure, Amusement, Motion Picture, Entertainment - 1.2%
                 Premier Parks Inc                         BTL-B          09/30/05       500,000        502,902
                 Regal Cinemas Inc                         BTL-B          05/27/06       247,930        237,393
                 Regal Cinemas Inc                         BTL-C          05/27/07       131,029        125,460
                 United Artists Theatre Co                 BTL-B          04/21/06        97,842         72,525
                 United Artists Theatre Co                 BTL-C          04/21/07       146,763        108,788
                                                                                                    -----------
                                                                                                      1,047,068


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------


                                                                         Maturity
Industry                       Description                    Type         Date         Par           Value
---------------  ---------------------------------------   -----------  ----------  ------------  -------------
Machinery - 0.6%
                 Thermadyne Holdings Corp                  BTL-B          05/22/05   $   308,593    $   293,639
                 Thermadyne Holdings Corp                  BTL-C          05/22/06       308,593        293,639
                                                                                                    -----------
                                                                                                        587,278
Mining, Steel, Iron & Nonprecious Metals - 3.0%
                 Ispat Inland Inc                          Hybrid TL      07/16/05       498,108        493,127
                 Ispat Inland Inc                          Hybrid TL2     07/16/06       498,108        493,127
                 Neenah Corp                               BTL-B          09/30/05       999,564        997,065
                 Peabody Holding Company Inc               BTL-B          06/30/06       750,000        749,219
                                                                                                    -----------
                                                                                                      2,732,538
Oil & Gas - 0.3%
                 TravelCenters of America Inc              BTL-B          03/27/05       248,028        249,165
                                                                                                    -----------

Personal & Nondurable Consumer Products - 3.8%
----------------------------------------------
                 Amscan Holdings Inc                       Hybrid TL      12/31/04       246,231        227,764
                 Buhrmann NV                               US BTL-B       10/26/07     1,500,000      1,507,655
                 Sealy Corp                                BTL-B          12/15/04       566,808        567,399
                 Sealy Corp                                BTL-C          12/15/05       408,395        408,821
                 Sealy Corp                                BTL-D          12/15/06       521,940        522,430
                 United Industries Corp                    BTL-B          01/20/06       247,500        247,036
                                                                                                    -----------
                                                                                                      3,481,105
Printing, Publishing & Broadcasting - 8.3%
                 American Media Inc                        BTL-B          04/01/07     1,000,000      1,002,708
                 AMFM Inc                                  BTL-A          11/19/01     1,750,000      1,744,531
                 Classic Cable Inc                         BTL-B          01/31/08       750,000        750,656
                 Hollinger International Publishing        BTL-B          12/31/04     1,000,000      1,005,625
                 Journal Register Co                       BTL-B          09/06/06       750,000        745,313
                 Lamar Advertising Company                 BTL-B          08/01/06       750,000        751,992
                 Merrill Corp                              BTL-B          11/23/07     1,000,000      1,003,750
                 R.H. Donnelley Corp                       BTL-B          12/05/05       186,026        185,464
                 R.H. Donnelley Corp                       BTL-C          12/05/06       308,949        308,016
                                                                                                    -----------
                                                                                                      7,498,055
Rail and Shipping-1.1%
                 Gemini Air Cargo Inc                      BTL-A          08/12/05     1,000,000      1,002,250
                                                                                                    -----------

Telecommunications-6.6%
                 American Cellular Wireless Corp           BTL-B          12/31/06       249,372        249,194
                 American Cellular Wireless Corp           BTL-C          12/31/07       249,372        249,194
                 Charter Communications Holding Co LLC     BTL-B          11/05/08       250,000        250,063
                 Charter Communications Holding Co LLC     BTL-B          03/17/08     1,000,000      1,001,875
                 Comm Net Cellular Inc                     BTL-B          09/30/06        98,697         98,834
                 Comm Net Cellular Inc                     BTL-C          04/01/07        95,488         95,629
                 Comm Net Cellular Inc                     BTL-D          10/01/07       305,739        306,106

    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Portfolio Of Investments - December 31, 1999
--------------------------------------------------------------------------------


                                                                         Maturity
Industry                       Description                    Type         Date         Par           Value
---------------  ---------------------------------------   -----------  ----------  ------------  -------------
                 Dobson Communications Corp                BTL-B          03/23/07       244,516        245,250

Telecommunications - continued
                 Dobson Communications Corp                BTL-C          12/23/07   $   250,000    $   250,990
                 Nextel Communications                     BTL-B          06/30/08       500,000        506,335
                 Nextel Communications                     BTL-C          12/31/08       500,000        506,275
                 RCN Corp                                  BTL-B          06/03/07       500,000        502,716
                 Tritel Inc                                BTL-B          12/31/07     1,750,000      1,755,195
                                                                                                    -----------
                                                                                                      6,017,656
Textiles &Leather-2.6%
                 Globe Manufacturing Co                    BTL-B          07/15/06       750,000        682,500
                 Polymer Group                             BTL-B          12/20/05       995,714        996,336
                 St John Knits Inc                         BTL-B          07/31/07       710,370        696,163
                                                                                                    -----------
                                                                                                      2,374,999
Transportation-1.0%
                 American Commercial Lines LLC             BTL-B          06/30/06       373,024        369,371
                 American Commercial Lines LLC             BTL-C          06/30/07       508,206        503,230
                                                                                                    -----------
                                                                                                        872,601

TOTAL LOANS      (Cost $71,437,506)                                                                 $71,200,413
                                                                                                    -----------

SHORT-TERM INVESTMENTS-17.4%
                 American ExpressCo.,5.30%                                01/03/00   $12,008,464    $12,008,463
                 SSGA Money Market Fund                                                3,787,969      3,787,968
                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $15,796,433)                                                     $15,796,431
                                                                                                    -----------

TOTAL INVESTMENTS-95.9%--(Cost $87,233,939)*                                                        $86,996,844
                                                                                                    -----------

OTHER ASSETS AND LIABILITIES, NET--4.1%                                                             $ 3,694,668
                                                                                                    -----------

NET ASSETS--100.0%                                                                                  $90,691,512
                                                                                                    ===========

*The cost for Federal Income Tax purposes is the same.


   The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Statement of Assets and Liabilities - December 31, 1999
--------------------------------------------------------------------------------


    ASSETS:
    -------
    Investments in loans and securities, at value. (Identified cost, $87,233,939.)
    (See accompanying Portfolio of Investments)......................................................      $86,996,844
    Cash.............................................................................................        1,644,152
    Receivables:
      Investments sold...............................................................................          295,075
      Fund shares sold...............................................................................        1,075,417
      Interest on bank loans.........................................................................          616,718
      From investment adviser........................................................................           20,589
    Unamortized organization costs...................................................................          162,500
                                                                                                           -----------
        Total assets.................................................................................       90,811,295
                                                                                                           -----------

    LIABILITIES:
    ------------
    Payables:
      Fund shares redeemed...........................................................................              102
      Dividends .....................................................................................          102,818
      Accrued expenses...............................................................................           16,863
                                                                                                           -----------
        Total liabilities............................................................................          119,783
                                                                                                           -----------
     NET ASSETS......................................................................................      $90,691,512
                                                                                                           ===========

    NET ASSETS CONSIST OF:
    ----------------------
      Accumulated net realized gains (losses)........................................................         ($10,745)
      Unrealized appreciation (depreciation) on investments..........................................         (237,095)
      Capital shares at par value of $.01 (Note 3)...................................................           91,352
      Additional paid-in capital.....................................................................       90,848,000
                                                                                                           -----------

    Net assets.......................................................................................      $90,691,512
                                                                                                           ===========
    Net Asset Value, Offering and Redemption Price per Share.........................................            $9.93
    ($90,691,512 (divided by) 9,135,228 shares outstanding)                                                ===========


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND
Statement of Operations
--------------------------------------------------------------------------------

                                                                                                     For the Year
                                                                                                         ended
                                                                                                   December 31, 1999
                                                                                                   -----------------
    INVESTMENT INCOME:
    ------------------
      Interest..................................................................................       $3,075,362
      Facility and other fee income.............................................................           41,638
                                                                                                       ----------
        Total income............................................................................        3,117,000
                                                                                                       ----------

    EXPENSES:
    ---------

      Investment adviser fee (Note 5)...........................................................          348,679
      Custody fee...............................................................................           45,812
      Transfer agent fee........................................................................           14,400
      Audit and legal fees......................................................................           16,383
      Accounting and administration fees (Note 5)...............................................          164,208
      Directors fees and expenses...............................................................           27,478
      Amortization of organization expenses.....................................................           50,000
      Registration and filing fees..............................................................           43,001
      Miscellaneous.............................................................................           20,622
                                                                                                       ----------
      Expenses before reimbursement by investment  adviser......................................          730,583

      Reimbursement of expenses by investment adviser (Note 6)..................................         (432,073)
                                                                                                       ----------
        Net expenses............................................................................          298,510
                                                                                                       ----------
        Net  investment income..................................................................        2,818,490
                                                                                                       ----------

    REALIZED AND UNREALIZED GAIN/(LOSS):
    ------------------------------------

    Net realized (loss) on investment transactions..............................................            6,343
    Unrealized (depreciation) on investments....................................................         (201,777)
                                                                                                       ----------
    Net realized and unrealized loss............................................................         (195,434)
                                                                                                       ----------
    Net increase in net assets resulting from operations........................................       $2,623,056
                                                                                                       ==========


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                 For The Period From
                                                                                  Year              April 6, 1998*
                                                                                  ended                through
                                                                            December 31, 1999     December 31, 1998
                                                                            -----------------    -------------------
    Increase/(Decrease) in Net Assets from:

    OPERATIONS:
    -----------
      Net investment income...............................................     $ 2,818,490           $   258,482
      Net realized gain/(loss) on investment transactions.................           6,343               (17,088)
      Change in unrealized depreciation on investments....................        (201,777)              (35,318)
                                                                              ------------          ------------
    Net increase in net assets resulting from operations..................       2,623,056               206,076

    DISTRIBUTIONS FROM :
    --------------------
      Net investment income...............................................      (2,818,490)             (258,482)

    Increase in net assets from capital share transactions  (Note 3)......      83,358,639             7,480,713
                                                                              ------------          ------------

    Increase in net assets................................................      83,163,205             7,428,307

    Net assets at beginning of period.....................................       7,528,307               100,000
                                                                              ------------          ------------

    Net assets at end of period...........................................     $90,691,512            $7,528,307
                                                                              ============          ============


  * Commencement of operations


    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Statement of Cash Flows
--------------------------------------------------------------------------------

                                                                                  For the Year
                                                                                      ended
                                                                                December 31, 1999
                                                                                -----------------
   Increase/(Decrease) in Cash
   ---------------------------
   Cash Flows From (Used for) Operating Activities:
     Purchase of loans.......................................................     ($72,715,025)
     Interest and facility fees received.....................................        2,562,374
     Purchase of short-term securities, net..................................      (14,856,634)
     Proceeds from loans sold................................................        7,985,102
     Operating expenses paid.................................................         (458,390)
                                                                                 -------------
     Net Cash used for operating activities..................................      (77,482,573)
                                                                                 -------------
   Cash Flows From (Used for) Financing Activities:
     Proceeds from shares sold...............................................       98,371,005
     Payments for shares redeemed............................................      (18,789,834)
     Cash dividends paid (not including reinvested dividends of $2,230,039)..         (485,671)
                                                                                 -------------
   Net Cash from financing activities........................................       79,095,500
                                                                                 -------------

   Net increase in Cash                                                              1,612,927
   Cash at beginning of period...............................................           31,225
   Cash at end of
   period....................................................................      $ 1,644,152
                                                                                 =============

   Reconciliation of Net Increase in Net Assets from Operations to Net
   -------------------------------------------------------------------
   Cash used for Operating Activities
   ----------------------------------
   Net increase in net assets from
   operations.............................................................       $   2,623,056
     Increase in interest and facility fees receivable....................            (535,736)
     Increase in receivable for investments sold..........................            (292,450)
     Increase in deferred facility fees...................................             (18,890)
     Decrease in unamortized organization costs...........................              50,000
     Decrease in net accrued expenses.....................................            (216,223)
     Net increase in investments..........................................         (79,092,330)
     Net cash used for operating activities...............................        ($77,482,573)
                                                                                 =============

    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                             Period from
                                                                 Year          4/6/98*
                                                                ended          through
                                                               12/31/99       12/31/98
                                                             ----------    --------------
  Net Asset Value, Beginning of Period                        $   9.93           $10.00
  ---------------------------------------------------------------------------------------
   Investment Operations:
     Net investment income                                          0.69           0.53
     Net realized and unrealized gain on investments                0.00          (0.07)
                                                                -------------------------
       Total from investment operations                             0.69           0.46
                                                                -------------------------
  Distributions
     Dividends from net investment income                          (0.69)         (0.53)
  ---------------------------------------------------------------------------------------
  Net Asset Value, End of Period                                $   9.93        $  9.93
  ---------------------------------------------------------------------------------------
     Total Return                                                    7.16%         4.81%+
  =======================================================================================
     Ratios/Supplemental Data
  ---------------------------------------------------------------------------------------
     Net assets, end of period (000's)                          $  90,692       $ 7,528
  ---------------------------------------------------------------------------------------
     Ratio of net expenses to average net assets                     0.72%         0.00%#
  ---------------------------------------------------------------------------------------
     Ratio of net investment income to average net assets            6.81%         7.50%#
  ---------------------------------------------------------------------------------------
     Portfolio turnover rate                                           28%           20%+
  ---------------------------------------------------------------------------------------
     Expense ratio before fee waiver by adviser                      1.77%         4.27%#
  ---------------------------------------------------------------------------------------
     Net investment income before fee waiver by adviser              5.77%         3.74%#
  ---------------------------------------------------------------------------------------

 * Commencement of Operations
 + Not annualized
 # Annualized

    The accompanying notes are an integral part of the financial statements.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Financial Highlights (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The CypressTree Senior Floating Rate Fund (the "Fund") is a non-diversified closed-end, management investment company. The Fund is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations.

CypressTree Asset Management Corporation, Inc. ("CAM"), a wholly-owned subsidiary of CypressTree Investments, Inc., ("CypressTree") serves as investment adviser and principal underwriter for the Fund. CypressTree Investment Management Company, Inc. (CIMCO) serves as the Fund's subadviser. CypressTree Funds Distributors, Inc. ("CFD"), also a wholly-owned subsidiary of CypressTree, serves as distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Fund's financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Security Valuation. The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree in CIMCO's opinion and for which CIMCO can obtain at least two quotations from banks or dealers in Loans will be valued by calculating the mean of the last available bid and asked prices in the market for such Loans, and then using the mean of those two means. If only one quote for a particular Loan is available, the Loan will be valued on the basis of the mean of the last available bid and asked prices in the market. Loans for which an active secondary market does not exist to a reliable degree in CIMCO's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, CIMCO will consider, among other factors, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Obligations purchased with remaining maturities of 60 days or less are valued at amortized cost unless this method is determined not to produce fair valuation. Repurchase agreements and investments in money market funds are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income and any net realized gain on investments to its shareholders each year. Accordingly, no federal income tax provision is required.

Capital Loss Carryforwards. At December 31, 1999, the Fund has $10,745 in capital loss carryforwards available to offset future recognized gains. This carryforward amount expires in 2006.

Distributions of Income and Gains.   Distributions of net investment income are
declared as a dividend to shareholders of record as of the close of business each day and are paid monthly. The Fund distributes realized net capital gains, if any, at least annually, after offset by any capital loss carryovers. The Fund has a capital loss carryover of $10,745 which expires in 2005.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is at least

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2, continued

equal to 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization are being amortized on a straight-line basis over 5 years.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting net asset value.

Estimates -- Preparing the financial statements in conformity with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the amounts reported for the reporting period and as of the end of the reporting period. Actual results could differ from those estimates.

Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the stated life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., are recorded as income when received or contractually due to the Fund.

Gains/Losses -- Gains or losses realized on the sale of portfolio assets are recognized on the trade date using the specific identification method.


3. CAPITAL SHARES. The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued. Share activity for the year ended December 31, 1999 was as follows:

                                                Shares           Capital
                                            -------------     --------------
Sold.....................................       9,988,918       $ 99,380,895
Reinvestment of distributions............         224,287          2,230,039
Redeemed.................................      (1,836,164)       (18,252,295)
                                            -------------     --------------
  Net increase/(decrease)................       8,377,041       $ 83,358,639
                                            =============     ==============

Share activity for the period ended December 31, 1998 was as follows:

                                                Shares           Capital
                                            -------------     --------------
Sold.....................................         955,779        $ 9,541,901
Reinvestment of distributions............          17,493            174,217
Redeemed.................................        (225,085)        (2,235,405)
                                            -------------     --------------
  Net increase/(decrease)................         748,187        $ 7,480,713
                                            =============     ==============

In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders will be sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the year ended December 31, 1999, the Fund made 12 Repurchase Offers, and actually redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3, continued

                             Amount Tendered                                            Amount Tendered
                    --------------------------------                          ----------------------------------
                         Shares            Capital                                 Shares             Capital
                    ---------------    -------------                          --------------     ---------------
January                          --               --           July                   50,703          $  505,514
February                     35,282         $350,943           August                130,556           1,301,646
March                        49,600          494,508           September             157,947           1,571,194
April                        56,439          562,695           October               209,479           2,082,116
May                          18,041          400,736           November              259,937           2,581,176
June                         40,194          179,870           December              827,986           8,221,897

4. PURCHASES AND SALES OF SECURITIES. During the period ended December 31, 1999, the Fund's cost of purchases of Loans and proceeds from Loan sales were $72,715,025 and $8,277,552, respectively. Unrealized appreciation and depreciation in the value of those investments at December 31, 1999 for federal income tax purposes were as follows:

Gross unrealized appreciation                    $  195,358
Gross unrealized depreciation                      (432,453)
                                            ---------------
Net unrealized appreciation                       ($237,095)
                                            ===============

5. INVESTMENT ADVISORY AGREEMENT. -- The Fund maintains an Investment Advisory Agreement with CAM ("Adviser"), who is responsible for managing the corporate and business affairs of the Fund, and selects contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund.

CAM has retained CIMCO to serve as the Fund's subadviser to manage the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, CIMCO receives from CAM an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.45% for the first $1 billion of average daily gross assets; 0.40% for average daily gross assets between $1 billion and $2 billion; and 0.35% for average daily gross assets of more than $2 billion. Average daily gross assets are computed as described above. The fee paid to CIMCO is not an additional charge to the Fund or its shareholders.

CAM, the Fund's Administrator under an Administration Agreement, is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, CAM receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above.

During the year ended December 31, 1999 the Fund engaged in purchase and sale transactions with other investment vehicles managed by CIMCO. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940, and amounted to $14,934,476.

6. EXPENSE REIMBURSEMENT -- Pursuant to the Investment Advisory Agreement, the Adviser reduced the advisory fee and reimbursed the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the Fund's distribution fees) for expenses incurred in excess of 1.25% (expense limitation). For the year ended December 31, 1999, the Adviser waived fees of $348,679, and reimbursed expenses of $83,394.

CYPRESSTREE SENIOR FLOATING RATE FUND, INC.
Notes to Financial Statements
--------------------------------------------------------------------------------

7. DIRECTOR COMPENSATON. The Fund pays each Director who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Directors meeting attended, $200 for each telephone meeting attended, and an annual retainer of $3,000.

Directors
Bradford K. Gallagher, Chairman
William F. Achtmeyer
William F. Devin
Kenneth J. Lavery
Arthur S. Loring

Officers
Bradford K. Gallagher, President
Joseph T. Grause, Jr.,
  Executive Vice President
John I. Fitzgerald, Secretary

Distributor
CypressTree Funds Distributors, Inc.
286 Congress Street
Boston, MA 02210

CypressTree Funds Shareholder Services
286 Congress Street
Boston, MA 02210
800-860-5575


Adviser
CypressTree Asset Management Corporation, Inc.
125 High Street
Boston, MA 02110

Transfer and Dividend Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266-8505

Independent Accountants
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

0200-10053